Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Construction in progress - machinery and equipment	$625,475	$495,985
Construction in progress - buildings	-	121,939
Buildings (10 year useful life)	121,939	-
less: accumulated depreciation	(12,194)	-
Total	$735,220	$617,924